Derivative Liabilities	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES
December 31, 2018
Risk-free interest rate at grant date	0.45%
Expected stock price volatility	244%
Expected dividend payout	-
Expected option in life-years	1